RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS (Tables)	9 Months Ended
Sep. 30, 2024
Lessee, Leases [Abstract]
Schedule of Disclosure of Right-of-use Assets
Right-of-use assets

	Premises	Rolling stock	Equipment	Total
	$	$	$	$
Balance at January 1, 2024	79,567,042	1,610,149	8,485,948	89,663,139
Additions	6,256,872	1,011,491	—	7,268,363
Modifications	2,810,533	(855)	(4,105)	2,805,573
Depreciation expense	(6,028,852)	(429,516)	(1,614,760)	(8,073,128)
Foreign currency translation adjustment	(664,066)	(13,171)	—	(677,237)
Balance at September 30, 2024	81,941,529	2,178,098	6,867,083	90,986,710

Balance at January 1, 2023	59,375,131	1,133,223	—	60,508,354
Additions	29,560,843	956,364	9,363,281	39,880,488
Modifications	(2,401,574)	(31,868)	5,353	(2,428,089)
Depreciation expense	(7,766,903)	(468,994)	(882,686)	(9,118,583)
Foreign currency translation adjustment	799,545	21,424	—	820,969
Balance at December 31, 2023	79,567,042	1,610,149	8,485,948	89,663,139
Depreciation was recognized as follows :

	Three months ended		Nine months ended
	September 30, 2024	September 30, 2023	September 30, 2024	September 30, 2023
	$	$	$	$
Administrative expenses	156,432	135,268	441,853	349,167
Selling expenses	318,350	312,936	963,872	976,415
Cost of sales	2,241,522	1,944,419	6,348,804	4,352,895
Capitalized to property, plant and equipment	—	137,459	318,599	898,854
Total depreciation	2,716,304	2,530,082	8,073,128	6,577,331

Schedule of Disclosure of Lease Liabilities
Lease liabilities

$
Balance at January 1, 2024	91,956,586
Additions	7,268,363
Lease payments	(5,994,176)
Modifications	2,805,573
Foreign currency translation adjustment	(628,842)
Balance at September 30, 2024	95,407,504
Current portion	8,190,021
Non-current portion	87,217,483

Balance at January 1, 2023	63,520,215
Additions	36,573,733
Lease payments	(6,512,231)
Modifications	(2,456,531)
Foreign currency translation adjustment	831,400
Balance at December 31, 2023	91,956,586
Current portion	7,984,563
Non-current portion	83,972,023